Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 229,457		¥ 71,217
Leasing liabilities - current portion	95,901
Consideration payable for acquisitions and investments	79,059		502,279
Advances to/payables from third parties	76,893		21,966
Payables to producers and licensors	25,898		9,357
Professional fees	22,562		13,492
Other staff related cost	13,791		18,685
Interest payable	11,990
Others	20,212		33,446
Total	¥ 575,763	$ 82,702	¥ 670,442